Leases- Additional Information (Detail) $ in Millions	3 Months Ended	9 Months Ended
	Sep. 30, 2020 USD ($)	Sep. 30, 2020 USD ($)
Leases [Abstract]
Payments for operating leases	$ 2.6	$ 6.7
Weighted average remaining lease term	3 years 7 months 6 days	3 years 7 months 6 days
Weighted average discount rate, percent	4.00%	4.00%